Income Taxes - Difference in Federal and Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of difference between the federal statutory tax rate and the effective tax rate
Federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	5.10%	5.20%	2.80%
Foreign income tax	(5.20%)	1.20%	(7.80%)
Research and development tax credits	0.60%	5.40%	(0.00%)
Non-Deductible components of Convertible Debt	0.10%	2.20%	(9.40%)
Valuation allowance	(28.40%)	9.50%	61.10%
Rate change effect	(10.80%)	21.20%	0.00%
Non-deductible items	(1.90%)	(1.90%)	(0.70%)
Other	(1.00%)	(8.70%)	(1.00%)
Total	(6.50%)	69.10%	80.00%